Schedule III Summary of Activity in Real Estate Facilities (Detail) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2021	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Real estate facilities
Real estate facilities, Balance at beginning of year	$ 1,210,102,582	$ 1,887,205,645	$ 1,593,623,628		$ 1,210,102,582	$ 1,173,825,368
Facility acquisitions	371,507,610		298,341,568		47,162,974	0
Impact of foreign exchange rate changes		(458,653)	(12,984,154)		(138,457)	4,147,798
Improvements and additions			8,224,603		12,151,893	32,129,416
Other facility acquisitions			69,981,850	[1]	15,689,143
Disposition due to deconsolidation					(15,689,143)
Real estate facilities, Balance at end of year		1,918,681,492	1,887,205,645		1,593,623,628	1,210,102,582
Accumulated depreciation
Accumulated depreciation, beginning balance	(115,903,045)	(202,682,688)	(155,926,875)		(115,903,045)	(83,692,491)
Depreciation expense		(39,331,373)	(48,400,073)		(40,158,233)	(31,711,102)
Disposition due to deconsolidation					62,466
Impact of foreign exchange rate changes		97,602	1,644,260		71,937	(499,452)
Accumulated depreciation, ending balance		(241,916,459)	(202,682,688)		(155,926,875)	(115,903,045)
Construction in process
Construction in process, Balance at beginning of year	$ 1,761,303	4,490,926	1,799,004		1,761,303	12,237,722
Net additions and assets placed into service			2,691,922		37,701	(10,476,419)
Construction in process, Balance at end of year		6,085,298	4,490,926		1,799,004	1,761,303
Real estate facilities, net		$ 1,682,850,331	$ 1,689,013,883		$ 1,439,495,757	$ 1,095,960,840

[1]	Such amount includes four individual property acquisitions completed during the year ended December 31, 2022.